Net debt	12 Months Ended
Dec. 31, 2023
Net debt.
Net debt

C2. Net debt

Net debt is used to assess the Group’s financial capacity. Net debt is not a measure defined by IFRS. Management defines net debt as the total of bank and other borrowings, lease liabilities, other investments, fair value of debt-related derivatives, and cash and cash equivalents (as presented in the Consolidated Balance Sheet). Closing net debt comprises:

			Retrospectively
			adjusted
		2023	2022[1]
	Notes	£m	£m
Current
Cash and cash equivalents in the Consolidated Balance Sheet	C3	1,562	2,170
Other investments[2]	C4	1	1
Fair value of debt-related derivatives		(18)	—
Bank and other short-term borrowings[1,3]		(1,134)	(1,345)
Lease liabilities[1]	B4	(127)	(135)
Non-current
Fair value of debt-related derivatives		41	(71)
Bank and other long-term borrowings[4]		(3,153)	(3,574)
Lease liabilities	B4	(318)	(325)
Total net debt[1]		(3,146)	(3,279)
1.	Bank and other short - term borrowings (decrease £9m) and lease liabilities (decrease £7m) have been retrospectively adjusted in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).
2.	Net debt excludes other investments which are non - cash, such as the investment in unlisted shares.
3.	Bank and other short-term borrowings consists of £347m bond debt (2022: £nil); £730m overdraft (2022: £1,291m), £17m overseas loans (2022: £14m), and £40m bond accruals (2022: £40m).
4.	Bank and other long-term borrowings consists of £2,596m bond debt (2022: £2,987m) and £557m loans (2022: £587m).

The currency split and cash flows of bank, other borrowings, and debt-related derivatives are as follows:

		Retrospectively
		adjusted
	2023	2022[1]
	£m	£m
Pound sterling	1,075	1,726
Euro	934	927
US dollar[1]	2,212	2,313
Other currencies	43	24
Carrying value[1]	4,264	4,990
Effect of discounting	525	567
Undiscounted value[1]	4,789	5,557
Analysis of undiscounted cash flows of bank and other borrowings:
Less than one year	1,185	1,425
Between one and five years[1]	2,601	3,075
More than five years	1,003	1,057
Future minimum payments[1]	4,789	5,557
1.	Bank and other short - term borrowings (decrease £9m) and lease liabilities (decrease £7m) have been retrospectively adjusted in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).

Reconciliation of net change in cash and cash equivalents to net debt:

				Non-cash	Non-cash
				(fair value	(foreign
				changes,	exchange,
		Opening	Cash	accruals and	additions	Closing
		2023	flows	acquisitions)	and other)	2023
	Notes	£m	£m	£m	£m	£m
Bank and other short-term borrowings		(1,345)	664	(106)	(347)	(1,134)
Bank and other long-term borrowings		(3,574)	—	—	421	(3,153)
Lease liabilities	B4	(460)	182	(162)	(5)	(445)
Other investments		1	—	—	—	1
Fair value of debt-related derivatives		(71)	39	(1)	56	23
Gross debt		(5,449)	885	(269)	125	(4,708)
Cash and cash equivalents in the Consolidated Balance Sheet		2,170	(601)	—	(7)	1,562
Net debt		(3,279)	284	(269)	118	(3,146)

				Non-cash	Non-cash
				(fair value	(foreign
				changes,	exchange,
		Opening	Cash	accruals and	additions	Closing
		2022	flows	acquisitions)[1]	and other)[1]	2022[1]
	Notes	£m	£m	£m	£m	£m
Bank and other short-term borrowings[1]		(459)	(121)	(762)	(3)	(1,345)
Bank and other long-term borrowings		(1,256)	(2,257)	—	(61)	(3,574)
Lease liabilities[1]	B4	(217)	114	(217)	(140)	(460)
Other investments		1	—	—	—	1
Fair value of debt-related derivatives		(22)	(7)	19	(61)	(71)
Gross debt[1] (retrospectively adjusted)		(1,953)	(2,271)	(960)	(265)	(5,449)
Cash and cash equivalents in the Consolidated Balance Sheet		668	1,591	—	(89)	2,170
Net debt[1] (retrospectively adjusted)		(1,285)	(680)	(960)	(354)	(3,279)
1.	Bank and other short - term borrowings (decrease £9m) and lease liabilities (decrease £7m) have been retrospectively adjusted in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).

The foreign exchange gain on debt and derivatives amounted to £146m (2022: £74m loss). The gain primarily resulted from a weakening of the euro by 2 cents and a weakening of the US dollar by 6 cents. Included within the net decrease in cash and cash equivalents is £3m (2022: £4m) cash paid on debt-related foreign exchange forward contracts (which is included within financing activities in the Consolidated Cash Flow Statement).

The total cash outflow in borrowings of £664m (2022: £2,378m decrease) includes £nil proceeds from new debt (2022: £2,383m) (included in financing activities), £562m decrease in overdraft (2022: £865m increase), £nil debt repayment (included in financing activities) (2022: £844m), and £102m settlement of interest accrued (included within operating activities) (2022: £26m).

The derivatives cash outflow of £39m (2022: £7m decrease) includes £3m (2022: £26m inflow) of cash paid on debt-related foreign exchange swaps (included in financing activities) and £36m (2022: £19m) interest paid (included in operating activities).

The cash outflow of £182m from leases liabilities (2022: £114m) includes £157m (2022: £104m) capital paid (included within financing activities) and £25m (2022: £10m) interest paid (included in operating activities).

Fair value is equal to carrying value for all elements of net debt, with the exception of bond debt which has a carrying value of £2,943m (2022: £2,987m) and a fair value of £2,959m (2022: £2,826m).

The Group operates notional pooling arrangements whereby cash balances and overdrafts held within the same bank have a legal right of offset. Derivative financial instruments held with the same bank and have a legal right to offset are shown net. The following table shows the effect of offsetting in the balance sheet due to financial instruments subject to enforceable netting arrangements:

					Amount
			Gross		subject to
			amounts set	Net amounts	master
		Gross	off in the	presented in the	netting
		amount	balance sheet	balance sheet	arrangement	Net amount
		2023	2023	2023	2023	2023
	Notes	£m	£m	£m	£m	£m
Financial assets
Cash and cash equivalents		1,562	—	1,562	(730)	832
Trade and other receivables		857	—	857	—	857
Other financial assets		1	—	1	—	1
Derivative financial instruments		70	—	70	(26)	44
Total		2,490	—	2,490	(756)	1,734
Financial liabilities
Trade and other payables		(866)	—	(866)	—	(866)
Borrowings		(4,287)	—	(4,287)	730	(3,557)
Lease liabilities		(445)	—	(445)	—	(445)
Derivative financial instruments		(48)	—	(48)	26	(22)
Total		(5,646)	—	(5,646)	756	(4,890)

			Gross		Amount
			amounts set		subject to
			off in the	Net amounts	master
		Gross	balance	presented in the	netting
		amount	sheet	balance sheet	arrangement	Net amount
		2022[1]	2022	2022[1]	2022[1]	2022[1]
	Notes	£m	£m	£m	£m	£m
Financial assets
Cash and cash equivalents	C3	2,170	—	2,170	(1,291)	879
Trade and other receivables[1]	A3	841	—	841	—	841
Other financial assets	C4	1	—	1	—	1
Derivative financial instruments	C6	21	—	21	(21)	—
Total (retrospectively adjusted)		3,033	—	3,033	(1,312)	1,721
Financial liabilities
Trade and other payables[1]	A5	(909)	—	(909)	—	(909)
Borrowings[1]	C2	(4,919)	—	(4,919)	1,291	(3,628)
Lease liabilities[1]	B4	(460)	—	(460)	—	(460)
Derivative financial instruments	C6	(92)	—	(92)	21	(71)
Total (retrospectively adjusted)		(6,380)	—	(6,380)	1,312	(5,068)
1.

Trade and other receivables (decrease £2m), trade and other payables (increase £13m), bank and other short-term borrowings (decrease £9m) and lease liabilities (decrease £7m) have been retrospectively adjusted in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).